PUBLIC OFFERING (Details) - $ / shares		12 Months Ended
	Nov. 24, 2020	Jun. 30, 2021
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	8,009,041
Issuance of common stock (in shares)	8,009,041
Purchase price, per share	$ 10.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	509,041
Issuance of common stock (in shares)	509,041	509,041
Purchase price, per share	$ 10.00	$ 10.00